Equity_Capital Surplus(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Miscellaneous Equity Abstract [Abstract]
Share premium	₩ 13,190,274				₩ 13,190,274
Loss On Sales Of Treasury Shares	(481,332)				(481,332)
Other capital surplus	4,413,835				4,412,718
Total	₩ 17,122,777	[1]	$ 14,819,013		₩ 17,121,660

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.